                               THE MAINSTAY FUNDS

                 Supplement dated July 21, 2006 ("Supplement") to the Statement of Additional Information dated March 1, 2006, as revised on April 28, 2006 and May 31, 2006

     This Supplement updates certain information contained in the above-dated Statement of Additional Information for The MainStay Funds (the "Trust") regarding the MainStay Money Market Fund and the MainStay Total Return Fund (the "Funds"), each a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     As of July 21, 2006, the information provided below updates certain information set forth in the Statement of Additional Information:

1. Charlynn Goins has resigned as a Trustee of the Trust effective July 7, 2006.

2. Delete the reference to Christopher Harms in the table labeled "Portfolio Managers" on page 80 of the Statement of Additional Information and replace the information regarding Gary Goodenough and Joseph Portera on pages 80-81 of the Statement of Additional Information with the following provided as of March 31, 2006:

                                                                                              NUMBER OF ACCOUNTS AND ASSETS
                                             NUMBER OF OTHER ACCOUNTS MANAGED                 FOR WHICH THE ADVISORY FEE IS
                                                 AND ASSETS BY ACCOUNT TYPE                        BASED ON PERFORMANCE
                                        ----------------------------------------------   -----------------------------------------
                        FUNDS                               OTHER                                        OTHER
                       MANAGED            REGISTERED        POOLED                       REGISTERED      POOLED
  PORTFOLIO          BY PORTFOLIO         INVESTMENT      INVESTMENT         OTHER       INVESTMENT    INVESTMENT      OTHER
   MANAGER             MANAGER             COMPANY         VEHICLES        ACCOUNTS       COMPANY       VEHICLES      ACCOUNTS
  ---------       ------------------    --------------    -----------    -------------   ----------    ----------   --------------
Gary Goodenough   Global High Income    5 RICs,           1 Account,     46 Accounts,        -0-           -0-      4 Accounts,
                  Fund,                 $1,300,788,666    $20,952,557    $4,041,935,264                             $1,184,171,269
                  Government Fund,
                  Money Market Fund,
                  Total Return Fund

Joseph Portera    Diversified Income    3 RICs,           3 Accounts,    38 Accounts,        -0-           -0-      4 Accounts,
                  Fund,                 $914,095,859      $818,814,95 4  $3,112505,936                              $1,184,171,269
                  Global High Income
                  Fund,
                  Government Fund,
                  Total Return Fund

3. Remove reference to Christopher Harms from the table listing portfolio manger ownership of Fund securities under the section labeled "Portfolio Managers" on page 83 of the Statement of Additional Information and replace the information regarding Gary Goodenough and Joseph Portera with the following provided as of June 30, 2006:


PORTFOLIO MANAGER               FUND                 DOLLAR RANGE OF OWNERSHIP
-----------------       -------------------------    -------------------------
Gary Goodenough         International Equity Fund        $50,001 - $100,000
                            Total Return Fund            $50,001 - $100,000


Joseph Portera           Diversified Income Fund         $10,001 - $50,000
                         Global High Income Fund         $10,001 - $50,000
                             Government Fund                  $1 - $10,000



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE